Intangible assets (Details) - Indefinite Lived Intangible Assets - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pall Mall Grizzly CamelSnus Natural American Spirit
Disclosure of intangible assets with indefinite useful life [line items]
Long-term growth rates	1.00%
Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 78,228	£ 69,474
Newport | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 33,236	£ 29,517
Pre-tax discount rates	9.20%	9.90%
Camel | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 14,058	£ 12,485
Pre-tax discount rates	8.90%	9.40%
Pall Mall | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 6,252	£ 5,552
Pre-tax discount rates	8.60%	8.80%
Natural American Spirit | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 13,019	£ 11,562
Pre-tax discount rates	8.60%	8.70%
Camel Snus | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 1,355	£ 1,203
Pre-tax discount rates	8.60%	8.70%
Grizzly | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 10,308	£ 9,155
Pre-tax discount rates	8.60%	8.70%